Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 2.4%
General Electric Co	384,742	$99,028,743
Raytheon Technologies Corp	575,146	83,982,819
		183,011,562
Airlines – 0.8%
Delta Air Lines Inc	1,209,602	59,488,226
Banks – 3.6%
JPMorgan Chase & Co	953,255	276,358,157
Beverages – 0.4%
Constellation Brands Inc - Class A	187,407	30,487,371
Biotechnology – 1.5%
AbbVie Inc	406,569	75,467,338
Amgen Inc	161,884	45,199,631
		120,666,969
Building Products – 1.2%
Trane Technologies PLC	217,341	95,067,127
Capital Markets – 6.9%
Charles Schwab Corp	813,457	74,219,817
CME Group Inc	222,922	61,441,762
Goldman Sachs Group Inc	185,930	131,591,957
Intercontinental Exchange Inc	475,030	87,153,754
Moody's Corp	82,963	41,613,411
Morgan Stanley	980,338	138,090,411
		534,111,112
Chemicals – 0.7%
Corteva Inc	726,159	54,120,630
Communications Equipment – 0.4%
Motorola Solutions Inc	81,313	34,188,864
Consumer Finance – 2.5%
American Express Co	607,265	193,705,390
Diversified Financial Services – 3.3%
Visa Inc	714,024	253,514,221
Diversified Telecommunication Services – 0.7%
Verizon Communications Inc	1,200,400	51,941,308
Electrical Equipment – 1.4%
Eaton Corp PLC	306,583	109,447,065
Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp	1,335,455	131,876,181
Entertainment – 1.9%
Walt Disney Co/The	1,170,213	145,118,114
Food & Staples Retailing – 0.9%
Costco Wholesale Corp	67,881	67,198,117
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	444,242	60,421,355
Medtronic PLC	812,102	70,790,931
Stryker Corp	153,697	60,807,144
		192,019,430
Health Care Providers & Services – 1.6%
HCA Healthcare Inc	148,089	56,732,896
UnitedHealth Group Inc	219,619	68,514,539
		125,247,435
Hotels, Restaurants & Leisure – 4.1%
Booking Holdings Inc	20,268	117,336,316
Marriott International Inc/MD - Class A	311,470	85,096,719
Royal Caribbean Cruises Ltd	370,862	116,131,727
		318,564,762
Independent Power and Renewable Electricity Producers – 0.9%
Vistra Corp	373,389	72,366,522
Industrial Real Estate Investment Trusts (REITs) – 0.7%
Prologis Inc	543,208	57,102,025
Information Technology Services – 1.7%
Accenture PLC	434,085	129,743,666
Insurance – 2.1%
Marsh & McLennan Cos Inc	213,790	46,743,046

	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Progressive Corp/The	248,202	$66,235,186
Travelers Cos Inc	178,960	47,878,958
		160,857,190
Interactive Media & Services – 7.9%
Alphabet Inc - Class C	1,814,286	321,836,193
Meta Platforms Inc - Class A	399,976	295,218,286
		617,054,479
Life Sciences Tools & Services – 1.1%
Danaher Corp	416,833	82,341,191
Machinery – 1.0%
Deere & Co	159,745	81,228,735
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp	515,025	73,746,430
ConocoPhillips	516,397	46,341,467
		120,087,897
Pharmaceuticals – 3.8%
Eli Lilly & Co	188,558	146,986,618
Johnson & Johnson	499,034	76,227,444
Zoetis Inc	480,714	74,967,348
		298,181,410
Professional Services – 1.9%
Automatic Data Processing Inc	262,185	80,857,854
Booz Allen Hamilton Holding Corp	622,846	64,856,954
		145,714,808
Road & Rail – 0.8%
Union Pacific Corp	255,694	58,830,075
Semiconductor & Semiconductor Equipment – 13.3%
Applied Materials Inc	614,649	112,523,792
Broadcom Inc	1,421,827	391,926,613
KLA Corp	225,280	201,792,307
Lam Research Corp	859,367	83,650,784
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	601,198	136,165,335
Texas Instruments Inc	501,456	104,112,295
		1,030,171,126
Software – 14.0%
Intuit Inc	174,537	137,470,578
Microsoft Corp	1,421,176	706,907,154
Oracle Corp	637,787	139,439,372
Salesforce Inc	381,370	103,995,785
		1,087,812,889
Specialized Real Estate Investment Trusts (REITs) – 0.4%
Equinix Inc	43,975	34,980,793
Specialty Retail – 2.2%
Home Depot Inc	319,141	117,009,856
TJX Cos Inc	445,244	54,983,182
		171,993,038
Technology Hardware, Storage & Peripherals – 5.8%
Apple Inc	1,651,068	338,749,621
Dell Technologies Inc	919,911	112,781,089
		451,530,710
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc - Class B	1,016,642	72,222,248
Tobacco – 1.5%
Philip Morris International Inc	644,447	117,373,132
Total Common Stocks (cost $4,410,948,541)		7,765,723,975
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $5,469,936)	5,468,842	5,469,936
Total Investments (total cost $4,416,418,477) – 100.1%		7,771,193,911
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(6,629,707)
Net Assets – 100%		$7,764,564,204

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,635,028,576	98.2%
Taiwan	136,165,335	1.8
Total	$7,771,193,911	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$5,004,446	$228,244,445	$(227,778,955)	$(410)	$410	$5,469,936	5,468,842	$210,031

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,765,723,975	$-	$-
Investment Companies	-	5,469,936	-
Total Assets	$7,765,723,975	$5,469,936	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70241 08-25